Document and Entity Information	Sep. 09, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001666071
Document Type	8-K
Document Period End Date	Sep. 09, 2019
Entity Registrant Name	CARDLYTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38386
Entity Tax Identification Number	26-3039436
Entity Address, Address Line One	675 Ponce de Leon Avenue NE
Entity Address, Address Line Two	Suite 6000
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	(888)
Local Phone Number	798-5802
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	CDLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true